Columbia International Dividend Income Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia International Dividend Income Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 2.4%
QBE Insurance Group Ltd.	321,477	5,224,178
Telstra Corp., Ltd.	3,094,504	11,586,178
Total		16,810,356
Canada 7.7%
Canadian National Railway Co.	70,650	8,365,874
Canadian Natural Resources Ltd.	102,942	4,681,728
Manulife Financial Corp.	302,394	11,565,833
Royal Bank of Canada	95,432	18,304,891
TC Energy Corp.	156,606	10,434,720
Total		53,353,046
China 1.2%
Tencent Holdings Ltd.	158,500	8,611,561
Denmark 0.2%
Novo Nordisk A/S, Class B	33,293	1,521,329
France 8.3%
AXA SA	272,378	12,560,264
BNP Paribas SA	163,005	17,570,762
Schneider Electric SE	42,157	13,240,809
TotalEnergies SE	160,047	14,042,978
Total		57,414,813
Germany 8.2%
Adidas AG	27,640	5,338,820
Deutsche Telekom AG, Registered Shares	368,963	12,387,965
E.ON SE	659,448	13,999,079
SAP SE	48,584	8,788,575
Siemens AG, Registered Shares	53,350	16,727,375
Total		57,241,814
Hong Kong 3.5%
AIA Group Ltd.	1,372,000	14,391,975
Hong Kong Exchanges and Clearing Ltd.	200,400	10,232,416
Total		24,624,391
Indonesia 0.7%
PT Bank Rakyat Indonesia Persero Tbk	30,477,752	5,035,676
Ireland 2.1%
Bank of Ireland Group PLC	707,958	14,384,990
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.7%
UniCredit SpA	56,124	4,844,006
Japan 15.6%
Komatsu Ltd.	217,500	8,882,202
Mitsubishi Electric Corp.	393,100	15,980,725
Mizuho Financial Group, Inc.	190,200	8,548,727
ORIX Corp.	339,600	13,244,105
Renesas Electronics Corp.	476,700	13,270,236
Shin-Etsu Chemical Co., Ltd.	170,500	8,276,531
SMC Corp.	11,900	5,175,622
Tokyo Electron Ltd.	74,300	24,918,329
Toyota Motor Corp.	553,000	10,461,497
Total		108,757,974
Mexico 1.2%
Grupo Financiero Banorte SAB de CV, Class O	779,022	8,116,441
Singapore 1.9%
DBS Group Holdings Ltd.	271,980	13,397,151
South Africa 2.6%
Anglo American PLC	335,928	17,977,987
South Korea 7.4%
Samsung Electronics Co., Ltd.	244,263	51,244,826
Spain 3.5%
Iberdrola SA	742,076	16,846,488
Industria de Diseno Textil SA	117,320	7,230,346
Total		24,076,834
Switzerland 6.6%
DSM-Firmenich AG	82,214	6,908,558
Nestlé SA, Registered Shares	131,274	13,319,590
Novartis AG, ADR	86,181	12,941,801
SGS SA, Registered Shares	76,127	8,652,227
TE Connectivity PLC	18,728	3,996,743
Total		45,818,919
Taiwan 6.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	564,000	41,784,129

Columbia International Dividend Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia International Dividend Income Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 11.0%
Anglogold Ashanti PLC	51,630	4,999,849
BT Group PLC	4,345,403	12,185,676
ConvaTec Group PLC	2,584,518	7,010,488
Diageo PLC	259,396	5,317,243
GSK PLC	551,107	13,935,646
Pearson PLC	534,558	7,945,897
Reckitt Benckiser Group PLC	134,292	8,264,508
Rentokil Initial PLC	752,978	4,524,548
Taylor Wimpey PLC	4,534,973	4,850,383
Unilever PLC	134,242	7,597,152
Total		76,631,390
United States 7.8%
Linde PLC	10,836	5,392,969
Medtronic PLC	86,385	6,376,077
Roche Holding Ag	42,020	17,679,933
Shell PLC	282,397	11,875,770
Common Stocks (continued)
Issuer	Shares	Value ($)
Smurfit WestRock PLC	168,673	6,906,760
Sunbelt Rentals Holdings, Inc.	78,142	6,124,404
Total		54,355,913
Total Common Stocks (Cost $435,194,713)		686,003,546

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(a),(b)	5,186,738	5,184,663
Total Money Market Funds (Cost $5,184,654)		5,184,663
Total Investments in Securities (Cost $440,379,367)		691,188,209
Other Assets & Liabilities, Net		4,822,623
Net Assets		$696,010,832
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	5,170,951	44,013,074	(43,999,292)	(70)	5,184,663	209	141,711	5,186,738
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia International Dividend Income Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT154_(07/26)